Financial instruments - Fair values and risk management - Derivative financial instruments - interest rate risk exposure (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 1,491.5	€ 2,682.7	€ 2,746.8
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage of Reasonably Possible Increase in Risk Assumption	1.00%
Percentage of Reasonably Possible Decrease in Risk Assumption	1.00%
Increase (decrease) in net finance expense (income) due to reasonably possible increase in designated risk	€ (24.0)	(3.0)	42.0
Increase (decrease) in net finance expense (income) due to reasonably possible decrease in designated risk	32.0	53.0	(16.0)
Increase (Decrease) In Equity Due To Reasonably Possible Increase In Designated Risk Component	€ 0.0	€ 0.0	€ 0.0